UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

        This Amendment (Check only one):  | | is a restatement.

                                          | | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      -------------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                           11726 San Vicente Blvd. #600           May 10, 2006
/s/ Carl B. Tash           Los Angeles, CA  90049
-------------------------


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

| | 13F NOTICE

| | 13F COMBINATION REPORT

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $571,766.50 (thousands)

List of Other Included Managers:         None

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        Column 1             Column 2      Column 3   Column 4            Column 5       Column 6   Column 7        Column 8
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    Name of Issuer         Class Title      CUSIP      Value    Shrs or    SH/PRN  Put/ Investment   Other     Voting authority
                                                      (x$1000)   prn amt.          Call discretion managers   Sole     Shared  None
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
Acadia Rlty Tr            Com Sh Ben Int   004239109  $39,535.74 1,678,800   SH            Yes       None     sole
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Alexander & Baldwin Inc        Com         014482103   $2,655.78    55,700   SH            Yes       None     sole
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American Ld Lease Inc          Com         027118108  $15,436.34   564,400   SH            Yes       None     sole
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AvalonBay Cmntys Inc           Com         053484101  $16,934.17   155,217   SH            Yes       None     sole
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Biomed Realty Trust Inc        Com         09063H107  $30,292.08 1,022,000   SH            Yes       None     sole
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BNP Residential Pptys Inc      Com         05564T103  $15,123.36   900,200   SH            Yes       None     sole
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Boston Properties Inc          Com         101121101  $11,982.63   128,500   SH            Yes       None     sole
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Carramerica Rlty Corp          Com         144418100   $9,542.08   213,900   SH            Yes       None     sole
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Cendant Corp                   Com         151313103   $2,609.44   150,400   SH            Yes       None     sole
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Central Pkg Corp               Com         154785109  $10,417.60   651,100   SH            Yes       None     sole
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Columbia Equity Tr Inc         Com         197627102   $5,880.51   334,500   SH            Yes       None     sole
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Corrections Corp Amer New    Com New       22025Y407  $14,590.56   322,800   SH            Yes       None     sole
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Centex Corp                    Com         152312104     $368.10    40,900   SH    Put     Yes       None     sole
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Equity Office Properties
Tru                            Com         294741103     $188.76    85,800   SH    Put     Yes       None     sole
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Essex Corp                     Com         297178105   $9,416.02    86,600   SH            Yes       None     sole
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Extra Space Storage Inc        Com         30225T102  $10,008.02   582,200   SH            Yes       None     sole
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Federal Realty Invt Tr    Sh Ben Int New   313747206  $21,477.12   285,600   SH            Yes       None     sole
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First Potomac Rlty Tr          Com         33610F109   $9,280.13   328,500   SH            Yes       None     sole
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Federal Natl Mtg Assn          Com         313586109     $324.00    69,000   SH    Put     Yes       None     sole
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Glenborough Rlty Tr Inc        Com         37803P105  $13,602.45   625,400   SH            Yes       None     sole
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GMH Cmntys Tr                  Com         36188G102  $14,488.31 1,244,700   SH            Yes       None     sole
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Host Marriott Corp New         Com         44107P104  $15,489.32   723,800   SH            Yes       None     sole
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Indymac Bancorp Inc            Com         456607100      $35.00    20,000   SH    Put     Yes       None     sole
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Interstate Hotels &
Resrts I                       Com         46088S106   $3,514.95   657,000   SH            Yes       None     sole
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Intrawest Corporation        Com New       460915200  $46,219.92 1,439,600   SH            Yes       None     sole
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Istar Finl Inc                 Com         45031U101   $8,666.59   226,400   SH            Yes       None     sole
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Ishares Tr                DJ US Real Est   464287739     $142.56   118,800   SH    Put     Yes       None     sole
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Ishares Tr                20+ Yr Trs Bd    464287432      $72.80    45,500   SH    Put     Yes       None     sole
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KB Home                        Com         48666K109      $85.47    46,200   SH    Put     Yes       None     sole
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Longs Drug Stores Corp         Com         543162101   $3,373.81    72,900   SH            Yes       None     sole
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Macerich Co                    Com         554382101  $30,134.63   407,500   SH            Yes       None     sole
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Magna Entmt Corp               CL A        559211107   $4,186.04   616,500   SH            Yes       None     sole
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Medical Pptys Trust Inc        Com         58463J304   $3,881.52   359,400   SH            Yes       None     sole
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MI Devs Inc                CL A Sub Vtg    55304X104  $31,985.85   916,500   SH            Yes       None     sole
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Nationwide Health
Pptys Inc                      Com         638620104   $1,462.00    68,000   SH            Yes       None     sole
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Pan Pacific Retail
Pptys Inc                      Com         69806L104  $14,144.55   199,500   SH            Yes       None     sole
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Post Pptys Inc                 Com         737464107  $14,062.00   316,000   SH            Yes       None     sole
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ProLogis                    Sh Ben Int     743410102  $10,239.90   191,400   SH            Yes       None     sole
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Simon Ppty Group Inc New       Com         828806109  $17,341.25   206,100   SH            Yes       None     sole
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Starwood Hotels&Resorts
Wrld                        Paired CTF     85590A203  $11,398.96   168,300   SH            Yes       None     sole
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Stratus Pptys Inc            Com New       863167201   $2,223.87    90,770   SH            Yes       None     sole
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Sunstone Hotel Invs
Inc New                        Com         867892101  $15,487.36   534,600   SH            Yes       None     sole
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Taubman Ctrs Inc               Com         876664103  $41,945.02 1,006,600   SH            Yes       None     sole
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U Store It Tr                  Com         91274F104   $8,841.82   438,800   SH            Yes       None     sole
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Ventas Inc                     Com         92276F100   $5,438.20   163,900   SH            Yes       None     sole
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Vornado Rlty Tr             Sh Ben Int     929042109   $1,276.80    13,300   SH            Yes       None     sole
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W P Carey & Co LLC             Com         92930Y107  $11,536.82   430,800   SH            Yes       None     sole
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Washington Real Estate
Invt                        Sh Ben Int     939653101  $14,426.30   397,200   SH            Yes       None     sole
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                                                     $571,766.50
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